Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Frontier Economic Fund
Shareholder Report [Line Items]
Fund Name	The Frontier Economic Fund
Class Name	The Frontier Economic Fund
Trading Symbol	AKAF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Frontier Economic Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://thealaskaetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Frontier Economic Fund	$10	0.20%
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 2,988,244
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 2,914
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,988,244
Number of Holdings	148
Net Advisory Fee	$2,914
Portfolio Turnover	6%
30-Day SEC Yield	1.26%
30-Day SEC Yield Unsubsidized	1.26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
DoorDash, Inc.	2.2%
ConocoPhillips	2.1%
ExxonMobil Holdings Corp.	2.1%
Uber Technologies, Inc.	2.1%
SLB Ltd.	1.6%
Halliburton Co.	1.5%
Nippon Yusen KK	1.5%
Baker Hughes Co.	1.5%
South32, Ltd.	1.5%
Fedex Freight Holding Co., Inc.	1.5%

Top Sectors	(% of Net Assets)
Industrials	35.7%
Consumer Discretionary	16.9%
Energy	15.9%
Materials	13.5%
Consumer Staples	5.1%
Information Technology	4.4%
Communication Services	2.8%
Health Care	2.8%
Financials	2.6%
Cash & Other	0.3%

Updated Prospectus Web Address	https://thealaskaetf.com/

[1]
*	Annualized